Share-based compensation - Reconciliation of Stock Options Outstanding (Details)	12 Months Ended
	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding - Beginning of year (in shares) | shares	11,083,212	10,060,296
Granted (in shares) | shares	2,637,460	3,899,244
Exercised (in shares) | shares	(311,307)	(412,780)
Forfeited (in shares) | shares	(3,086,817)	(2,463,548)
Outstanding - End of fiscal year (in shares) | shares	10,322,548	11,083,212
Exercisable - End of fiscal year (in shares) | shares	5,124,556	4,335,111
Weighted average exercise price, options outstanding, beginning of year, after foreign exchange adjustment (in USD per share) | $ / shares		$ 24.73
Weighted average exercise price, options outstanding, beginning of year (in USD per share) | $ / shares	$ 25.68	30.56
Weighted average exercise price, options granted (in USD per share) | $ / shares	14.03	13.77
Weighted average exercise price, options exercised (in USD per share) | $ / shares	10.17	5.20
Weighted average exercise price, options forfeited (in USD per share) | $ / shares	25.78	30.16
Weighted average exercise price, options outstanding, end of year (in USD per share) | $ / shares	22.12	25.68
Weighted average exercisable price, options expired (in USD per share) | $ / shares	$ 26.59	$ 30.17
Number of outstanding stock options with vesting dependent on market conditions (in shares) | shares	1,014,999